Basis Of Presentation And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 26, 2015
Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Schedule Of Assumptions Used For Options Granted
	2015	2014	2013
Risk-free interest rate	1.6%	1.3%	.6%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	.30	.33	.38
Expected option life	7 years	7 years	7 years

Activity For Allowance For Doubtful Accounts
	2015	2014	2013
Allowance for doubtful accounts, beginning	$3	$3	$3
Bad debt expense	2	—	1
Write-offs against allowance	(2)	—	(1)
Allowance for doubtful accounts, ending	$3	$3	$3

Schedule Of Inventory
	2015	2014
Inventories:
Finished goods	$309	$353
Raw materials	213	251
	$522	$604

Schedule Of Property, Plant And Equipment
	2015	2014
Property, plant and equipment:
Land, buildings and improvements	$367	$363
Equipment and construction in progress	2,618	2,509
	2,985	2,872
Less accumulated depreciation	(1,691)	(1,508)
	$1,294	$1,364

Changes In The Carrying Amount Of Goodwill
	Consumer Packaging	Health, Hygiene & Specialties	Engineered Materials	Total
Balance as of fiscal 2013	$1,524	$27	$83	$1,634
Foreign currency translation adjustment	(2)	—	(2)	(4)
Acquisitions (realignment), net	2	22	5	29
Balance as of fiscal 2014	$1,524	$49	$86	$1,659
Foreign currency translation adjustment	(5)	(2)	(2)	(9)
Acquisitions, net	1	1	—	2
Balance as of fiscal 2015	$1,520	$48	$84	$1,652

Schedule Of Intangible Assets
	Customer Relationships	Trademarks	Other Intangibles	Accumulated Amortization	Total
Balance as of fiscal 2013	$1,134	$283	$107	$(668)	$856
Adjustment for income taxes	(2)	—	(1)	—	(3)
Foreign currency translation adjustment	(3)	(1)	(2)	4	(2)
Amortization expense	—	—	—	(102)	(102)
Acquisition intangibles	38	—	5	—	43
Balance as of fiscal 2014	$1,167	$282	$109	$(766)	$792
Adjustment for income taxes	(3)	—	—	—	(3)
Foreign currency translation adjustment	(6)	(1)	(3)	4	(6)
Amortization expense	—	—	—	(91)	(91)
Acquisition intangibles	1	—	—	—	1
Balance as of fiscal 2015	$1,159	$281	$106	$(853)	$693

Comprehensive Income (Loss)
	Currency Translation	Defined Benefit Pension and Retiree Health Benefit Plans	Interest Rate Hedges	Accumulated Other Comprehensive Loss
Balance as of fiscal 2012	$(15)	$(29)	$(3)	$(47)
Other comprehensive income (loss)	(5)	34	20	49
Provision for income taxes	—	(13)	(7)	(20)
Balance as of fiscal 2013	$(20)	$(8)	$10	$(18)
Other comprehensive loss	(16)	(11)	(3)	(30)
Provision for income taxes	—	4	1	5
Balance as of fiscal 2014	$(36)	$(15)	$8	$(43)
Other comprehensive loss	(45)	(16)	(33)	(94)
Provision for income taxes	—	6	12	18
Balance as of fiscal 2015	$(81)	$(25)	$(13)	$(119)